UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21493

BlackRock Strategic Dividend Achievers Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Dividend Achievers Trust

40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Strategic Dividend Achievers Trust (BDT)

Shares	Description	Value

	COMMON STOCKS—97.5%
	Automotive—2.1%
213,900	Genuine Parts Co.	$ 8,070,447

	Basic Materials—1.0%
256,700	RPM International, Inc.	3,863,335

	Conglomerates—0.4%
96,000	Federal Signal Corp.	1,632,960

	Consumer Products—9.6%
118,900	Avery Dennison Corp.	7,201,773
316,700	Leggett & Platt, Inc.	8,566,735
225,300	McCormick & Co., Inc.	8,058,981
169,287	Meridian Bioscience, Inc.	2,012,822
199,700	Sherwin-Williams Co., The	8,063,886
86,000	Stanley Works, The	3,646,400
258,600	Supervalu, Inc.	7,385,616
72,200	Universal Corp.	3,482,206
159,900	VF Corp.	7,996,599

		56,415,018

	Energy—16.1%
79,500	American States Water Co.	1,832,475
174,200	Atmos Energy	4,384,614
59,600	Black Hills Corp.	1,646,152
66,000	California Water Service Group	1,801,140
98,800	Cleco Corp.	1,704,300
158,600	MDU Resources Group Inc.	3,877,770
62,200	MGE Energy, Inc.	1,961,166
179,400	National Fuel Gas Co.	4,581,876
132,100	Nicor, Inc.	4,373,831
71,500	Otter Tail Corp.	1,776,060
109,500	Peoples Energy Corp.	4,270,500
111,100	Piedmont Natural Gas Co.	4,582,875
191,700	Pinnacle West Capital Corp.	7,763,850
113,500	UGI Corp.	3,676,265
182,200	Vectren Corp.	4,509,450
149,000	WGL Holdings, Inc.	4,088,560
92,600	WPS Resources Corp.	4,249,414

		61,080,298

	Finance & Banking—46.4%
115,900	Arthur J. Gallagher & Co.	3,589,423
125,550	Associated Banc Corp.	3,780,311
180,473	Bancorpsouth, Inc.	3,811,590
86,000	Bank of Hawaii Corp.	3,863,980
53,028	Chemical Financial Corp.	1,831,587
181,755	Cincinnati Financial Corp.	7,248,389
114,100	Citizens Banking Corp.	3,582,740
92,100	Community Bank System, Inc.	2,073,171
63,821	Community First Bankshares, Inc.	2,055,036
29,400	Community Trust Bancorp, Inc.	886,998
181,100	Compass Bancshares, Inc.	7,984,699
90,400	Corus Bankshares, Inc.	3,629,560
190,600	Fidelity National Financial, Inc.	6,909,250
84,400	First Charter Corp.	1,903,220
124,400	First Commonwealth Financial Corp.	1,591,076
79,859	First Federal Capital Corp.	2,260,010
32,173	First Financial Corp.	1,025,675
61,000	First Financial Holdings, Inc.	1,778,150
46,200	First Indiana Corp	875,028
37,800	First Merchants Corp.	939,708
174,400	FirstMerit Corp.	4,523,936
94,300	FNB Corp.	1,898,259
70,625	Glacier Bancorp, Inc.	1,870,150
100,900	Harleysville Group, Inc.	1,907,010
73,000	Harleysville National Corp.	1,713,310

BlackRock Strategic Dividend Achievers Trust (BDT) (continued)

Shares	Description	Value

	Finance & Banking—(continued)
305,700	Hibernia Corp.	$ 7,734,210
97,000	Hudson United Bancorp	3,322,250
135,300	Jefferson-Pilot Corp.	6,518,754
86,400	Mercantile Bankshares Corp.	3,923,424
73,600	Mercury General Corp.	3,468,768
58,000	Mine Safety Appliances Co.	2,154,700
262,600	National Commerce Financial Corp.	8,534,500
63,900	National Penn Bancshares, Inc.	1,861,407
162,900	Old National Bancorp	3,877,020
302,900	Old Republic International Corp.	7,054,541
16,100	Park National Corp.	1,895,292
128,700	People’s Bank	4,055,337
338,600	Popular, Inc.	7,699,764
135,400	Republic Bancorp, Inc.	1,983,610
59,800	S&T Bancorp, Inc.	1,989,546
630	Sky Financial Group, Inc.	14,710
36,416	Sterling Financial Corp.	884,909
78,900	Susquehanna Bancshares, Inc.	1,836,003
93,000	SWS Group, Inc.	1,274,100
311,700	Synovus Financial Corp.	7,938,999
75,000	TCF Financial Corp.	4,530,000
117,400	United Bankshares, Inc.	3,700,448
135,135	Valley National Bancorp	3,362,159
147,100	Washington Federal, Inc.	3,684,855
68,400	WesBanco, Inc.	1,926,144
84,000	Whitney Holding Corp.	3,432,240
98,600	Wilmington Trust Corp.	3,441,140

		175,631,096

	Industrial—8.3%
46,300	Bandag, Inc.	2,067,295
54,900	McGrath Rentcorp	1,781,505
36,273	Quaker Chemical Corp.	903,198
256,600	RR Donnelley & Sons Co.	8,144,484
607,500	ServiceMaster Co.	7,095,600
155,300	Sonoco Products Co.	4,023,823
157,800	Vulcan Materials Co.	7,514,436

		31,530,341

	Real Estate—10.2%
61,800	Camden Property Trust	2,781,000
168,900	Commercial Net Lease Realty	2,871,300
80,500	Eastgroup Properties	2,610,615
76,700	Federal Realty Investment Trust	3,236,740
67,800	General Growth Properties, Inc.	2,039,424
121,200	Health Care Property Investors, Inc.	3,025,152
79,200	Healthcare Realty Trust	2,860,704
65,600	Kimco Realty Corp.	3,155,360
43,100	Rouse Co., The	2,103,280
61,400	Tanger Factory Outlet Centers	2,434,510
143,900	United Dominion Realty Trust, Inc.	2,790,221
105,100	Universal Health Realty	2,989,044
101,900	Washington Real Estate Investment Trust	2,847,086
96,650	Weingarten Realty Investors	2,976,820

		38,721,256

	Total Common Stocks (cost $379,724,447)	376,944,751

	Money Market Fund—0.4%
1,290,326	Fidelity Institutional Money Market Prime Portfolio (cost $1,290,326)	1,290,326

	Total Investments—99.9% (cost $381,014,773)	378,235,077
	Assets in excess of liabilities—0.1%	234,633

	Net Assets—100.0%	$ 378,469,710

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Strategic Dividend Achievers Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004